Expense Example, No Redemption {- Fidelity Worldwide Fund} - 10.31 Fidelity Worldwide Fund - AMCIZ PRO-13 - Fidelity Worldwide Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Worldwide Fund: Class A
Expense Example, No Redemption:
1 Year	$ 704
3 Years	975
5 Years	1,267
10 Years	2,095
Fidelity Advisor Worldwide Fund: Class M
Expense Example, No Redemption:
1 Year	508
3 Years	840
5 Years	1,195
10 Years	2,194
Fidelity Advisor Worldwide Fund: Class C
Expense Example, No Redemption:
1 Year	217
3 Years	670
5 Years	1,149
10 Years	2,472
Fidelity Advisor Worldwide Fund: Class I
Expense Example, No Redemption:
1 Year	108
3 Years	337
5 Years	585
10 Years	1,294
Fidelity Advisor Worldwide Fund: Class Z
Expense Example, No Redemption:
1 Year	95
3 Years	296
5 Years	515
10 Years	$ 1,143